Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19
Creditors for Purchase to be Settled	340,249	76,689
Collections and Other Transactions on Behalf of Third Parties	11,041,676	15,977,376
Obligations for Purchase Financing	74,952,107	65,393,841
Creditors for Purchase of Foreign Currency to be Settled	506,226	2,237,420
Accrued Fees Payable	608,453	691,386
Sundry Items Subject to Minimum Cash	1,249,817	881,007
Sundry Items not Subject to Minimum Cash	3,732,783	5,596,529
Lease Liabilities	4,363,406	5,129,987
Other Financial Liabilities	676,748	1,169,389

Total	97,471,465	97,153,624